Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.796%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,482,025.54

Principal:
Principal Collections	$19,768,167.38
Prepayments in Full	$10,711,822.51
Liquidation Proceeds	$373,660.63
Recoveries	$27,310.46
Sub Total	$30,880,960.98
Collections	$33,362,986.52

Purchase Amounts:
Purchase Amounts Related to Principal	$96,471.86
Purchase Amounts Related to Interest	$382.00
Sub Total	$96,853.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,459,840.38

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,459,840.38
Servicing Fee	$744,439.88	$744,439.88	$0.00	$0.00	$32,715,400.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,715,400.50
Interest - Class A-2a Notes	$206,533.60	$206,533.60	$0.00	$0.00	$32,508,866.90
Interest - Class A-2b Notes	$65,423.11	$65,423.11	$0.00	$0.00	$32,443,443.79
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$32,090,943.79
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$31,937,649.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,937,649.79
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$31,884,770.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,884,770.04
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$31,845,144.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,845,144.71
Regular Principal Payment	$37,269,640.22	$31,845,144.71	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,459,840.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,845,144.71
Total					$31,845,144.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,316,718.17	$85.28	$206,533.60	$0.76	$23,523,251.77	$86.04
Class A-2b Notes	$8,528,426.54	$85.28	$65,423.11	$0.65	$8,593,849.65	$85.93
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$31,845,144.71	$30.27	$870,255.79	$0.83	$32,715,400.50	$31.10

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$260,884,548.76	0.9542229	$237,567,830.59	0.8689387
Class A-2b Notes	$95,422,292.89	0.9542229	$86,893,866.35	0.8689387
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$814,636,841.65	0.7742739	$782,791,696.94	0.7440066

Pool Information
Weighted Average APR	3.384%	3.371%
Weighted Average Remaining Term	51.99	51.16
Number of Receivables Outstanding	40,643	39,796
Pool Balance	$893,327,852.75	$862,202,636.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$834,723,538.86	$805,721,196.66
Pool Factor	0.7945496	0.7668660

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$33,975,594.53
Yield Supplement Overcollateralization Amount	$56,481,439.52
Targeted Overcollateralization Amount	$84,835,434.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,410,939.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$175,094.19
(Recoveries)		8	$27,310.46
Net Loss for Current Collection Period			$147,783.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1985%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1905%
Second Prior Collection Period			0.3257%
Prior Collection Period			0.3682%
Current Collection Period			0.2020%
Four Month Average (Current and Prior Three Collection Periods)			0.2716%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		727	$965,150.36
(Cumulative Recoveries)			$27,635.46
Cumulative Net Loss for All Collection Periods			$937,514.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0834%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,327.58
Average Net Loss for Receivables that have experienced a Realized Loss			$1,289.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	277	$6,912,426.92
61-90 Days Delinquent	0.09%	26	$809,827.79
91-120 Days Delinquent	0.02%	6	$150,767.66
Over 120 Days Delinquent	0.03%	5	$219,230.94
Total Delinquent Receivables	0.94%	314	$8,092,253.31

Repossession Inventory:
Repossessed in the Current Collection Period		26	$699,084.51
Total Repossessed Inventory		33	$937,062.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0918%
Prior Collection Period			0.1058%
Current Collection Period			0.0930%
Three Month Average			0.0968%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1368%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer